CONSOLIDATED BALANCE SHEETS Parentheticals - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	178,924,901	178,284,137	177,362,600
Common stock, shares outstanding	178,377,287	177,893,562	177,215,816
Treasury stock, shares	547,614	390,575	146,784